Santo Mining Corp. - Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balances, July at Jul. 31, 2009
Net loss			$ (2,135)	$ (2,135)
Balances, July at Jul. 31, 2010			(2,135)	36,815
Balances, July at Jul. 28, 2010
Shares issued for cash on	255	33,695		33,950
Shares issued for cash on (in Shares)	25,462,505
Balances, July at Jul. 31, 2010	630	38,320		36,815
Balances, July (in Shares) at Jul. 31, 2010	62,962,505
Balances, July at Jul. 01, 2011
Shares issued for cash on		4,142		4,142
Balances, July at Jul. 31, 2012		290,123		9,203
Balances, July at Jul. 05, 2011
Net loss			(209,443)	(209,443)
Balances, July at Jul. 31, 2012			(281,556)	9,203
Balances, July at Jul. 16, 2011
Shares issued for cash on	2	46,665		46,667
Shares issued for cash on (in Shares)	233,335
Balances, July at Jul. 31, 2012	$ 636	$ 290,123		$ 9,203
Balances, July (in Shares) at Jul. 31, 2012	63,635,340